AMOUNT DUE TO DIRECTOR (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
AMOUNT DUE TO DIRECTOR (Tables)
Schedule of due to related parties
	As of March 31, 2021	As of December 31, 2020

Related parties payable	276,500	276,500
Related party loan	140,000	140,000
Director fee payable	36,000	-
	$452,500	416,500

	As of December 31, 2020	As of December 31, 2019

Related parties payable	276,500	254,515
Related party loan	140,000	1,500,000
	$416,500	1,754,515